Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified											12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Buildings and leasehold improvements [Member]	Dec. 31, 2011 Buildings and leasehold improvements [Member]	Dec. 31, 2012 Furniture, fixtures and equipment [Member]	Dec. 31, 2011 Furniture, fixtures and equipment [Member]	Dec. 31, 2012 Construction in progress [Member]	Dec. 31, 2011 Construction in progress [Member]	Dec. 31, 2012 Maximum [Member] Buildings and leasehold improvements [Member]	Dec. 31, 2012 Maximum [Member] Furniture, fixtures and equipment [Member]	Dec. 31, 2012 Minimum [Member] Buildings and leasehold improvements [Member]	Dec. 31, 2012 Minimum [Member] Furniture, fixtures and equipment [Member]
Summary of cost and accumulated depreciation of premises and equipment
Property, and equipment, Estimated Useful Life											40 years	40 years	1 year	1 year
Property and equipment, Gross	$ 244,709	$ 194,015	$ 53,802	$ 43,078	$ 128,189	$ 99,795	$ 57,296	$ 42,852	$ 5,422	$ 8,290
Less: Accumulated depreciation	(46,252)	(34,285)
Premises and equipment, net	$ 198,457	$ 159,730